Merchandise Inventories, Net - Schedule of Merchandise Inventories (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	$ 5,340,678	$ 4,370,803
Beauty products [Member]
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	2,842,955	2,358,327
Health products [Member]
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	1,555,185	628,554
Luxury products [Member]
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	83,368	364,856
Other products [Member]
Schedule of Merchandise Inventories [Line Items]
Merchandise inventories, net	$ 859,170	$ 1,019,066